Equity - Additional information (Details) - COP ($) $ in Millions		12 Months Ended
	Jun. 17, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 30, 2022	Sep. 30, 2011
Equity
Capital commitments		$ 36,540,000
Number of shares authorised		60,000,000,000
Number of shares subscribed		41,116,694,690
Proportion of shares available for public trade		11.51%
Number of shares available for public trade		4,731,906,273
Proportion of shares held by majority share holders		88.49%
Number of shares held by majority share holders		36,384,788,417
Capital reserve		$ 11,499,933
Number of shares reserved for issue under options and contracts for sale of shares		18,883,305,310
Subscribed and paid-in capital		$ 25,040,067	$ 25,040,067
Additional paid in capital		6,607,699	6,607,699
Additional paid-in capital receivable		143
Dividends paid		13,356,947	2,771,287	$ 8,734,351
Dividends approved for distribution		11,512,675	698,984
Ecopetrol S.A.
Equity
Dividends paid		11,622,778	$ 696,387	$ 7,369,498
Profit distribution project reserve					$ 8,889,900
Extraordinary dividend	$ 6,907,605
Share-based payment arrangements
Equity
Additional paid in capital						$ 2,118,468
Share-based payment arrangements | Colombian Peso
Equity
Additional paid in capital		4,457,997
Financial guarantee contracts
Equity
Additional paid in capital		$ 31,377